GUARANTEES	12 Months Ended
Dec. 31, 2015
GUARANTEES
GUARANTEES

32.GUARANTEES

The Company has agreed to indemnify EEP from and against substantially all liabilities, including liabilities relating to environmental matters, arising from operations prior to the transfer of its pipeline operations to EEP in 1991. This indemnification does not apply to amounts that EEP would be able to recover in its tariff rates if not recovered through insurance or to any liabilities relating to a change in laws after December 27, 1991.

The Company has also agreed to indemnify EEM for any tax liability related to EEM’s formation, management of EEP and ownership of i-units of EEP. The Company has not made any significant payment under these tax indemnifications. The Company does not believe there is a material exposure at this time.

The Company has also agreed to indemnify the Fund Group for certain liabilities relating to environmental matters arising from operations prior to the transfer of certain assets and interests to the Fund Group in 2012 and prior to the transfer of certain assets and interests to the Fund Group as part of the Canadian Restructuring Plan. The Company has also agreed to pay defined payments to the Fund Group on their investment in Southern Lights in the event shippers do not elect to extend their current contracts post June 2025.

Following the completion of the Canadian Restructuring Plan, EIPLP indirectly owns all of the Class B Units of Southern Lights Canada, together with the Class A Units it already owned. As a result EIPLP holds all the ownership, economic interests and voting rights, direct and indirect, in Southern Lights Canada. The Enbridge guarantee provided in respect of distributions on the Class A Units of Southern Lights Canada was released upon closing of the Canadian Restructuring Plan.

In the normal course of conducting business, the Company enters into agreements which indemnify third parties and affiliates. Examples include indemnifying counterparties pursuant to sale agreements for assets or businesses in matters such as breaches of representations, warranties or covenants, loss or damages to property, environmental liabilities, changes in laws, valuation differences, litigation and contingent liabilities. The Company may indemnify the purchaser for certain tax liabilities incurred while the Company owned the assets or for a misrepresentation related to taxes that result in a loss to the purchaser. Similarly, the Company may indemnify the purchaser of assets for certain tax liabilities related to those assets.

The Company cannot reasonably estimate the maximum potential amounts that could become payable to third parties and affiliates under these agreements; however, historically, the Company has not made any significant payments under indemnification provisions. While these agreements may specify a maximum potential exposure, or a specified duration to the indemnification obligation, there are circumstances where the amount and duration are unlimited. The indemnifications and guarantees have not had, and are not reasonably likely to have, a material effect on the Company’s financial condition, changes in financial condition, earnings, liquidity, capital expenditures or capital resources.